DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Disaggregation of revenue
	For the three months ended March 31, 2021	For the three months ended March 31, 2020
TPT SpeedConnect	$2,090,406	$2,707,654
Blue Collar	200,040	353,405
San Diego Media	3,431	3,763
TPT MedTech	375,650	---
Aire Fitness	40,333	---
Total Services Revenue	$2,709,860	$3,064,822
K Telecom-Product Revenue	2,490	11,151
Total Revenue	$2,712,350	$3,075,973

	For the year ended December 31, 2020	For the year ended December 31, 2019
TPT SpeedConnect	$9,958,770	$8,002,875
Blue Collar	1,051,120	1,941,955
San Diego Media	14,405	23,683
TPT MedTech	30,484	---
Copperhead Digital	---	189,511
Other	---	749
Total Services Revenues	$11,054,779	$10,158,772
K Telecom – Product Revenue	39,391	53,605
Total Revenue	$11,094,170	$10,212,377

Potentially dilutive securities
2020
Convertible Promissory Notes	129,822,592
Series A Preferred Stock (1)	1,258,081,214
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	4,067,328
Stock Options and Warrants	3,333,333
1,397,893,160

	2020	2019
Convertible Promissory Notes	175,316,748	1,506,387,647
Series A Preferred Stock (1)	1,243,987,624	199,728,891
Series B Preferred Stock	2,588,693	2,588,693
Stock Options and warrants	4,333,333	6,333,333
	1,426,226,398	1,715,038,564

(1)	Holder of the Series A Preferred Stock which is Stephen J. Thomas, is guaranteed 60% of the then outstanding common stock upon conversion. The Company would have to authorize additional shares for this to occur as only 1,000,000,000 shares are currently authorized.

Derivative financial instruments
2020
Convertible Promissory Notes	129,822,592
Series A Preferred Stock (1)	1,258,081,214
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	4,067,328
Stock Options and Warrants	3,333,333
1,397,893,160

Derivative Instrument	Fair Value
Fair value of Auctus Convertible Promissory Note	$4,227,656
Fair value of EMA Financial Convertible Promissory Note	1,001,780
Fair value of Warrants issued with the derivative instruments	35,703
$5,265,139